Real Estate (Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Net Lease
Real Estate Properties [Line Items]
2017	$ 106,076
2018	108,975
2019	109,485
2020	108,922
2021	108,922
Operating Properties
Real Estate Properties [Line Items]
2017	36,580
2018	34,535
2019	30,805
2020	28,225
2021	$ 26,794